Share-Based Compensation - Share Options, Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable (in shares)	733,447	547,393
Share options exercisable (in dollars per share)	$ 16.86	$ 18.25
Weighted-average remaining contractual term of options outstanding	4 years 18 days	2 years 11 months 26 days
Total unrecognized compensation costs, options	$ 1,203,456	$ 1,142,618
Options vested but not exercised (in shares)	121,443	274,981
Options, vested, not exercised, weighted average exercise price (in dollars per share)	$ 17.80	$ 21.38
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 6 months
Share-based compensation costs	$ 405,727	$ 422,936
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 6 months